Income Taxes (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Income Taxes Details Narrative Abstract
Tax loss carryforwards	$ 13,582,473	$ 13,199,727
Operating loss carryforwards expiring year	2036	2035